Financial Instruments-risk management (Schedule of Gearing Ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments-risk management
Total Equity	$ 176,020	$ 115,585	$ (61,945)	$ (109,190)
Net Debt	367,945	368,799
Working capital	$ 39,184	$ 8,989